Other Income - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Other income	[1]	€ 136	€ 350	€ 173
ING Australia Holdings Ltd [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other income			€ 121

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.